Intangible Assets, Net (Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net [Abstract]
Patent registration costs	$ 1,927	$ 1,711
Accumulated amortization	1,318	1,220
Total intangible assets, net	$ 609	$ 491